UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853


13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Walter G. Schendel III
Title:    Managing Member
Phone:    (203) 523-0349


Signature, Place and Date of Signing:


/s/ Walter G. Schendel III.      Rowayton, Connecticut         May 15, 2009
--------------------------     -----------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $133,105
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                         Name

(1) 028-13401 Caip Global Partners, Ltd.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COL 7        COLUMN 8
--------------                --------------   ---------  -------- -------------------  -------------   ----  ----------------------
                                                            VALUE   SHRS OR  SH/  PUT/   INVESTMENT     OTHR     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN  CALL   DISCRETION     MGRS   SOLE    SHARED   NONE
--------------                --------------   ---------  -------- --------  ---  ----  -------------   ----  -------  ------   ----
AGNICO EAGLE MINES LTD         COM             008474108   2,459    43,193   SH              SOLE       NONE   43,193
AGNICO EAGLE MINES LTD         COM             008474108   3,450    60,607   SH         SHARED-DEFINED  (1)    60,607
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105   1,755    64,798   SH              SOLE       NONE   64,798
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105   2,445    90,302   SH         SHARED-DEFINED  (1)    90,302
AMR CORP                       COM             001765106     408   128,100        CALL       SOLE       NONE  128,100
AMR CORP                       COM             001765106     581   181,900        CALL  SHARED-DEFINED  (1)   181,900
AMR CORP                       COM             001765106     676   211,856   SH              SOLE       NONE  211,856
AMR CORP                       COM             001765106     942   295,244   SH         SHARED-DEFINED  (1)   295,244
ANADARKO PETE CORP             COM             032511107     853    21,933   SH              SOLE       NONE   21,933
ANADARKO PETE CORP             COM             032511107   1,189    30,567   SH         SHARED-DEFINED  (1)    30,567
APPLIED MATLS INC              COM             038222105   1,110   103,275   SH              SOLE       NONE  103,275
APPLIED MATLS INC              COM             038222105   1,547   143,925   SH         SHARED-DEFINED  (1)   143,925
ASML HOLDING N V               NY REG SHS      N07059186     863    49,258   SH              SOLE       NONE   49,258
ASML HOLDING N V               NY REG SHS      N07059186   1,202    68,642   SH         SHARED-DEFINED  (1)    68,642
BARRICK GOLD CORP              COM             067901108   1,796    55,400   SH              SOLE       NONE   55,400
BARRICK GOLD CORP              COM             067901108   2,522    77,800   SH         SHARED-DEFINED  (1)    77,800
CAMECO CORP                    COM             13321L108     676    39,376   SH              SOLE       NONE   39,376
CAMECO CORP                    COM             13321L108     938    54,624   SH         SHARED-DEFINED  (1)    54,624
CANADIAN NAT RES LTD           COM             136385101     789    20,471   SH              SOLE       NONE   20,471
CANADIAN NAT RES LTD           COM             136385101   1,100    28,529   SH         SHARED-DEFINED  (1)    28,529
CARNIVAL CORP                  PAIRED CTF      143658300     884    40,942   SH              SOLE       NONE   40,942
CARNIVAL CORP                  PAIRED CTF      143658300   1,232    57,058   SH         SHARED-DEFINED  (1)    57,058
CONTINENTAL AIRLS INC          CL B            210795308   1,123   127,506   SH              SOLE       NONE  127,506
CONTINENTAL AIRLS INC          CL B            210795308   1,565   177,694   SH         SHARED-DEFINED  (1)   177,694
DELTA AIR LINES INC DEL        COM NEW         247361702   1,150   204,337   SH              SOLE       NONE  204,337
DELTA AIR LINES INC DEL        COM NEW         247361702   1,603   284,763   SH         SHARED-DEFINED  (1)   284,763
DENBURY RES INC                COM NEW         247916208     596    40,094   SH              SOLE       NONE   40,094
DENBURY RES INC                COM NEW         247916208     829    55,806   SH         SHARED-DEFINED  (1)    55,806
ISHARES TR                     BARCLYS 20+ YR  464287432   2,619    24,775   SH              SOLE       NONE   24,775
ISHARES TR                     BARCLYS 20+ YR  464287432   3,650    34,525   SH         SHARED-DEFINED  (1)    34,525
JETBLUE AIRWAYS CORP           COM             477143101     922   252,548   SH              SOLE       NONE  252,548
JETBLUE AIRWAYS CORP           COM             477143101   1,285   351,952   SH         SHARED-DEFINED  (1)   351,952
KINROSS GOLD CORP              COM NO PAR      496902404   1,705    94,001   SH              SOLE       NONE   94,001
KINROSS GOLD CORP              COM NO PAR      496902404   2,376   130,999   SH         SHARED-DEFINED  (1)   130,999
KLA-TENCOR CORP                COM             482480100   1,056    52,808   SH              SOLE       NONE   52,808
KLA-TENCOR CORP                COM             482480100   1,472    73,592   SH         SHARED-DEFINED  (1)    73,592
LAS VEGAS SANDS CORP           COM             517834107     436   144,969   SH              SOLE       NONE  144,969
LAS VEGAS SANDS CORP           COM             517834107     608   202,031   SH         SHARED-DEFINED  (1)   202,031
MONSANTO CO NEW                COM             61166W101   1,758    21,160   SH              SOLE       NONE   21,160
MONSANTO CO NEW                COM             61166W101   2,488    29,940   SH         SHARED-DEFINED  (1)    29,940
MORGAN STANLEY                 COM NEW         617446448     339    14,900        CALL       SOLE       NONE   14,900
MORGAN STANLEY                 COM NEW         617446448     572    25,100        CALL  SHARED-DEFINED  (1)    25,100
NAVISTAR INTL CORP NEW         COM             63934E108     477    14,250   SH              SOLE       NONE   14,250
NAVISTAR INTL CORP NEW         COM             63934E108     661    19,750   SH         SHARED-DEFINED  (1)    19,750
NET 1 UEPS TECHNOLOGIES INC    COM NEW         64107N206   1,376    90,487   SH              SOLE       NONE   90,487
NET 1 UEPS TECHNOLOGIES INC    COM NEW         64107N206   1,917   126,013   SH         SHARED-DEFINED  (1)   126,013
NEWFIELD EXPL CO               COM             651290108     844    37,183   SH              SOLE       NONE   37,183
NEWFIELD EXPL CO               COM             651290108   1,176    51,817   SH         SHARED-DEFINED  (1)    51,817
NOVELLUS SYS INC               COM             670008101     992    59,672   SH              SOLE       NONE   59,672
NOVELLUS SYS INC               COM             670008101   1,382    83,128   SH         SHARED-DEFINED  (1)    83,128
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408   1,059    34,744   SH              SOLE       NONE   34,744
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408   1,470    48,256   SH         SHARED-DEFINED  (1)    48,256
POTASH CORP SASK INC           COM             73755L107   3,378    41,800        PUT        SOLE       NONE   41,800
POTASH CORP SASK INC           COM             73755L107   4,703    58,200        PUT   SHARED-DEFINED  (1)    58,200
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104     888    29,300        PUT        SOLE       NONE   29,300
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104   1,234    40,700        PUT   SHARED-DEFINED  (1)    40,700
SANDRIDGE ENERGY INC           COM             80007P307   1,105   167,620   SH              SOLE       NONE  167,620
SANDRIDGE ENERGY INC           COM             80007P307   1,560   236,680   SH         SHARED-DEFINED  (1)   236,680
SPDR GOLD TRUST                GOLD SHS        78463V107   3,144    34,827   SH              SOLE       NONE   34,827
SPDR GOLD TRUST                GOLD SHS        78463V107   4,412    48,873   SH         SHARED-DEFINED  (1)    48,873
SPDR TR                        UNIT SER 1      78462F103  14,290   179,700        PUT        SOLE       NONE  179,700
SPDR TR                        UNIT SER 1      78462F103  19,904   250,300        PUT   SHARED-DEFINED  (1)   250,300
TAUBMAN CTRS INC               COM             876664103     206     3,392   SH              SOLE       NONE    3,392
TAUBMAN CTRS INC               COM             876664103     287     4,708   SH         SHARED-DEFINED  (1)     4,708
TERADYNE INC                   COM             880770102     907   207,052   SH              SOLE       NONE  207,052
TERADYNE INC                   COM             880770102   1,264   288,548   SH         SHARED-DEFINED  (1)   288,548
UNITED STATES OIL FUND LP      UNITS           91232N108   1,217    41,900        CALL       SOLE       NONE   41,900
UNITED STATES OIL FUND LP      UNITS           91232N108   1,688    58,100        CALL  SHARED-DEFINED  (1)    58,100
WAL MART STORES INC            COM             931142103     905    17,379   SH              SOLE       NONE   17,379
WAL MART STORES INC            COM             931142103   1,262    24,221   SH         SHARED-DEFINED  (1)    24,221
XTO ENERGY INC                 COM             98385X106     765    24,979   SH              SOLE       NONE   24,979
XTO ENERGY INC                 COM             98385X106   1,063    34,721   SH         SHARED-DEFINED  (1)    34,721





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